Warranty liability: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Continuity of warranty liability
Balance, beginning of period	$ 1,314	$ 4,401	$ 1,769
Warranty claims	(1,395)	(3,099)	(2,124)
Warranty accruals	4,530	5,303	1,740
Impact of foreign exchange	(48)	(225)	(71)
Balance, end of period	4,401	6,380	1,314
Current portion	(1,187)	(2,072)	(154)
Long-term portion	$ 3,214	$ 4,308	$ 1,160